Stockholders' (Deficit) Equity (Series B Convertible Preferred Stock) (Details) - USD ($)	Sep. 16, 2013	Jun. 30, 2016	Jun. 30, 2015
Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000
Preferred stock, stated value (usd per share)	$ 1,000
Redemption price (in dollars per share)	23
Share price (in dollars per share)	$ 80
Voting percentage required to create, issue or amend preferred stock	51.00%
Temporary equity, shares outstanding (in shares)		0	0
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	50,000	50,000	50,000
Preferred stock, stated value (usd per share)	$ 1,000	$ 1,000	$ 1,000
Redemption price (in dollars per share)	$ 23
Minimum percentage of capital stock sold to be considered a fundamental transaction	90.00%
Voting percentage of surviving entity (less than)	50.00%
Capital stock aggregate implied value	$ 125,000,000
Voting percentage required to create, issue or amend preferred stock	51.00%
Temporary equity, shares outstanding (in shares)			0
Series B Convertible Preferred Stock | Clause One | Minimum | Five Days
Class of Stock [Line Items]
Share price (in dollars per share)	$ 33.4
Series B Convertible Preferred Stock | Clause Two
Class of Stock [Line Items]
Minimum shares of stock trading per day (shares)	1,250